245 Summer Street

Fidelity® Investments

Boston, MA 02210

December 31, 2018

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Investment Trust (the trust): File Nos. 002-90649 and 811-04008

Fidelity Canada Fund

Fidelity China Region Fund

Fidelity Diversified International Fund

Fidelity Diversified International K6 Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

Fidelity Emerging Markets Discovery Fund

Fidelity Emerging Markets Fund

Fidelity Europe Fund

Fidelity Flex International Fund

Fidelity Global Commodity Stock Fund

Fidelity Global Equity Income Fund

Fidelity International Capital Appreciation Fund

Fidelity International Capital Appreciation K6 Fund

Fidelity International Discovery Fund

Fidelity International Growth Fund

Fidelity International Small Cap Fund

Fidelity International Small Cap Opportunities Fund

Fidelity International Value Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Overseas Fund

Fidelity Pacific Basin Fund

Fidelity Series Canada Fund

Fidelity Series Emerging Markets Fund

Fidelity Series Emerging Markets Opportunities Fund (Formerly Series Emerging Markets Fund)

Fidelity Series International Growth Fund

Fidelity Series International Small Cap Fund

Fidelity Series International Value Fund

Fidelity Total Emerging Markets Fund

Fidelity Total International Equity Fund

Fidelity Worldwide Fund (the fund(s))

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ William C. Coffey

William C. Coffey

Secretary of the Trust